Other financial assets	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Other financial assets [Text Block]

10. Other financial assets

	Dec. 31, 2020	Dec. 31, 2019
Current
Derivative assets	$2,736	$1,712
Restricted cash	337	337
	3,073	2,049

Non-current
Investments at fair value through profit or loss	15,669	11,287
	$18,742	$13,336

Investments at fair value through profit or loss consist of securities in Canadian metals and mining companies, all of which are publicly traded. The change in investments at fair value through profit or loss is mostly attributed to fluctuations in market price and foreign exchange impact.